Portfolio of investments—May 31, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 95.71%
Communication services: 2.52%
Diversified telecommunication services: 0.74%
Bandwidth, Inc. Class A†	9,609	$114,347
Charge Enterprises, Inc.†	22,497	20,542
Cogent Communications Holdings, Inc.	1,746	107,414
Consolidated Communications Holdings, Inc.†	4,587	16,742
EchoStar Corp. Class A†	4,636	73,110
Globalstar, Inc.†	7	8
IDT Corp. Class B†	1,993	60,567
Iridium Communications, Inc.	5,540	332,622
Liberty Latin America Ltd. Class A†	9,828	71,941
Liberty Latin America Ltd. Class C†	7,249	52,918
Ooma, Inc.†	1,616	21,525
		871,736
Entertainment: 0.22%
Akazoo SA♦†	5,400	0
Cinemark Holdings, Inc.†	5,262	84,245
IMAX Corp.†	3,327	57,690
Lions Gate Entertainment Corp. Class B†	2,827	27,394
Lions Gate Entertainment Corp. Class A†	1,787	18,406
Marcus Corp.	2,668	40,767
Playstudios, Inc.†	5,203	23,569
		252,071
Interactive media & services: 0.83%
Arena Group Holdings, Inc.†	16,369	68,750
Bumble, Inc. Class A†	3,736	57,161
Cargurus, Inc.†	4,416	82,977
Cars.com, Inc.†	5,420	95,663
DHI Group, Inc.†	16,976	62,132
EverQuote, Inc. Class A†	2,659	24,224
Leafly Holdings, Inc.†	172,666	49,935
MediaAlpha, Inc. Class A†	3,833	33,807
QuinStreet, Inc.†	11,279	103,992
Shutterstock, Inc.	1,576	78,438
TrueCar, Inc.†	10,882	24,593
Yelp, Inc.†	3,790	126,965
Ziff Davis, Inc.†	2,378	140,397
ZipRecruiter, Inc. Class A†	1,371	21,209
		970,243
Media: 0.65%
AdTheorent Holding Co., Inc.†	21,248	37,184
Advantage Solutions, Inc.†	10,655	20,245
AMC Networks, Inc. Class A†	3,796	42,933
Clear Channel Outdoor Holdings, Inc.†	31,310	38,511
Cumulus Media, Inc. Class A†	11,620	37,416
Entravision Communications Corp. Class A	7,874	32,520
See accompanying notes to portfolio of investments
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio | 1

Portfolio of investments—May 31, 2023 (unaudited)

	Shares	Value
Media (continued)
EW Scripps Co. Class A†	7,566	$59,620
Gannett Co., Inc.†	41,696	92,565
Gray Television, Inc.	2,202	15,480
iHeartMedia, Inc. Class A†	974	2,308
John Wiley & Sons, Inc. Class A	2,392	86,112
Loyalty Ventures, Inc.†	48,669	389
Magnite, Inc.†	2,704	32,124
Scholastic Corp.	1,199	50,934
Sinclair Broadcast Group, Inc. Class A	2,025	31,144
Stagwell, Inc.†	8,677	53,797
Thryv Holdings, Inc.†	2,355	54,871
Urban One, Inc.†	7,895	49,344
Urban One, Inc.†	3,930	22,440
WideOpenWest, Inc.†	336	2,554
		762,491
Wireless telecommunication services: 0.08%
KORE Group Holdings, Inc.†	7,724	12,204
NII Holdings, Inc.♦‡†	14,979	7,489
Shenandoah Telecommunications Co.	3,116	59,142
Telephone & Data Systems, Inc.	2,551	17,041
		95,876
Consumer discretionary: 10.17%
Automobile components: 1.20%
Adient PLC†	4,515	152,110
American Axle & Manufacturing Holdings, Inc.†	14,259	96,248
Dana, Inc.	5,814	74,826
Dorman Products, Inc.†	335	27,487
Fox Factory Holding Corp.†	1,578	140,316
Gentherm, Inc.†	393	21,599
Goodyear Tire & Rubber Co.†	11,266	154,682
LCI Industries	1,412	152,553
Modine Manufacturing Co.†	6,782	185,081
Motorcar Parts of America, Inc.†	3,581	19,731
Patrick Industries, Inc.	1,830	119,920
Standard Motor Products, Inc.	382	13,492
Stoneridge, Inc.†	77	1,260
Visteon Corp.†	1,406	187,814
XPEL, Inc.†	853	58,746
		1,405,865
Automobiles: 0.45%
Canoo, Inc.†	9,968	5,542
Cenntro Electric Group Ltd.†	69,559	20,993
Faraday Future Intelligent Electric, Inc.†	128,638	31,722
Mullen Automotive, Inc.†	3,153	2,289
See accompanying notes to portfolio of investments
2 | Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—May 31, 2023 (unaudited)

	Shares	Value
Automobiles (continued)
Winnebago Industries, Inc.	6,550	$364,442
Workhorse Group, Inc.†	127,072	106,830
		531,818
Broadline retail: 0.15%
Dillard’s, Inc. Class A	605	166,563
Groupon, Inc.†	1,916	10,346
		176,909
Diversified consumer services: 0.97%
Adtalem Global Education, Inc.†	3,634	150,811
Beachbody Co., Inc.†	16,603	8,066
Carriage Services, Inc.	346	9,051
Chegg, Inc.†	7,980	71,660
Frontdoor, Inc.†	6,223	191,855
Graham Holdings Co. Class B	179	101,090
Laureate Education, Inc.	14,270	172,667
Nerdy, Inc.†	791	2,049
OneSpaWorld Holdings Ltd.†	4,927	51,389
Perdoceo Education Corp.†	7,845	92,493
Strategic Education, Inc.	1,315	103,767
Stride, Inc.†	3,893	157,316
Universal Technical Institute, Inc.†	3,401	21,868
		1,134,082
Hotels, restaurants & leisure: 2.54%
Accel Entertainment, Inc.†	640	5,971
BJ’s Restaurants, Inc.†	2,102	62,598
Bloomin’ Brands, Inc.	6,546	156,384
Bluegreen Vacations Holding Corp.	2,767	79,081
Bowlero Corp.†	5,752	65,918
Brinker International, Inc.†	3,490	127,664
Cheesecake Factory, Inc.	2,895	90,700
Chuy’s Holdings, Inc.†	2,200	81,048
Cracker Barrel Old Country Store, Inc.	1,364	133,699
Dave & Buster’s Entertainment, Inc.†	816	26,234
Denny’s Corp.†	4,326	47,889
Dine Brands Global, Inc.	1,451	86,813
El Pollo Loco Holdings, Inc.	7,788	71,182
Everi Holdings, Inc.†	3,816	53,042
Golden Entertainment, Inc.†	561	23,641
Hilton Grand Vacations, Inc.†	2,397	102,472
Inspired Entertainment, Inc.†	7,568	103,909
International Game Technology PLC	5,242	128,586
Jack in the Box, Inc.	233	20,169
Light & Wonder, Inc.†	3,160	184,197
Monarch Casino & Resort, Inc.	435	28,227
Noodles & Co.†	15,824	53,010
ONE Group Hospitality, Inc.†	6,523	46,052
See accompanying notes to portfolio of investments
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio | 3

Portfolio of investments—May 31, 2023 (unaudited)

	Shares	Value
Hotels, restaurants & leisure (continued)
Papa John’s International, Inc.	1,877	$131,597
RCI Hospitality Holdings, Inc.	758	54,750
Red Rock Resorts, Inc. Class A	2,867	130,707
Rush Street Interactive, Inc.†	13,673	41,019
Ruth’s Hospitality Group, Inc.	3,307	70,869
Sabre Corp.†	154	477
SeaWorld Entertainment, Inc.†	2,575	143,582
Shake Shack, Inc. Class A†	796	52,671
Target Hospitality Corp.†	2,610	36,879
Texas Roadhouse, Inc.	3,175	342,583
Wingstop, Inc.	969	193,180
		2,976,800
Household durables: 1.65%
Beazer Homes USA, Inc.†	5,209	105,586
Cavco Industries, Inc.†	366	91,127
Century Communities, Inc.	1,536	97,736
Dream Finders Homes, Inc. Class A†	2,714	50,318
Ethan Allen Interiors, Inc.	2,408	60,272
Green Brick Partners, Inc.†	2,350	112,495
Hovnanian Enterprises, Inc. Class A†	658	55,246
Installed Building Products, Inc.	1,009	105,481
KB Home	3,171	137,399
La-Z-Boy, Inc.	3,117	83,286
LGI Homes, Inc.†	433	49,262
M/I Homes, Inc.†	1,982	140,068
MDC Holdings, Inc.	1,932	77,821
Meritage Homes Corp.	1,837	211,861
Skyline Champion Corp.†	2,292	133,234
Taylor Morrison Home Corp.†	5,826	247,197
Tri Pointe Homes, Inc.†	5,159	150,694
Tupperware Brands Corp.†	22,465	19,996
Vizio Holding Corp. Class A†	2,062	13,465
		1,942,544
Leisure products: 0.40%
Acushnet Holdings Corp.	1,528	68,393
Malibu Boats, Inc. Class A†	1,992	104,481
MasterCraft Boat Holdings, Inc.†	4,424	117,236
Smith & Wesson Brands, Inc.	3,004	35,237
Sturm Ruger & Co., Inc.	613	31,606
Topgolf Callaway Brands Corp.†	2,396	40,900
Vista Outdoor, Inc.†	2,673	71,182
		469,035
Specialty retail: 2.04%
Abercrombie & Fitch Co. Class A†	648	20,107
Academy Sports & Outdoors, Inc.	4,208	206,024
American Eagle Outfitters, Inc.	1,454	14,787
See accompanying notes to portfolio of investments
4 | Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—May 31, 2023 (unaudited)

	Shares	Value
Specialty retail (continued)
Asbury Automotive Group, Inc.†	1,076	$225,002
Buckle, Inc.	3,931	120,721
Build-A-Bear Workshop, Inc.	2,250	40,905
Caleres, Inc.	4,300	74,218
Camping World Holdings, Inc. Class A	803	21,641
Chico’s FAS, Inc.†	16,656	75,618
Children’s Place, Inc.†	487	7,320
Citi Trends, Inc.†	3,773	55,161
Designer Brands, Inc. Class A	2,490	15,612
Destination XL Group, Inc.†	10,955	45,573
Foot Locker, Inc.	3,587	90,823
Genesco, Inc.†	480	8,654
Group 1 Automotive, Inc.	829	185,290
Guess?, Inc.	494	9,490
Haverty Furniture Cos., Inc.	3,926	103,607
Hibbett, Inc.	2,295	82,666
Monro, Inc.	57	2,358
Murphy USA, Inc.	998	275,867
National Vision Holdings, Inc.†	887	22,397
ODP Corp.†	1,899	76,074
Party City Holdco, Inc.†	82,206	3,617
RumbleON, Inc. Class B†	9,493	103,664
Sally Beauty Holdings, Inc.†	5,125	57,708
Signet Jewelers Ltd.	1,733	110,028
Sleep Number Corp.†	999	18,122
Sonic Automotive, Inc. Class A	1,394	57,767
Upbound Group, Inc.	4,573	136,778
Urban Outfitters, Inc.†	896	27,615
Winmark Corp.	309	100,731
		2,395,945
Textiles, apparel & luxury goods: 0.77%
Crocs, Inc.†	2,487	279,240
Ermenegildo Zegna NV	94	1,070
Fossil Group, Inc.†	10,017	20,334
G-III Apparel Group Ltd.†	4,816	77,441
Kontoor Brands, Inc.	4,373	171,247
Movado Group, Inc.	2,340	59,553
Oxford Industries, Inc.	1,336	133,520
Rocky Brands, Inc.	1,126	21,518
Steven Madden Ltd.	4,004	124,965
Wolverine World Wide, Inc.	758	10,142
		899,030
Consumer staples: 3.52%
Beverages: 0.66%
Celsius Holdings, Inc.†	1,549	194,446
Coca-Cola Consolidated, Inc.	282	186,611
MGP Ingredients, Inc.	883	83,938
See accompanying notes to portfolio of investments
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio | 5

Portfolio of investments—May 31, 2023 (unaudited)

	Shares	Value
Beverages (continued)
National Beverage Corp.†	2,056	$101,607
Primo Water Corp.	8,355	107,529
Vita Coco Co., Inc.†	3,880	103,518
		777,649
Consumer staples distribution & retail: 0.41%
Andersons, Inc.	1,566	61,090
Ingles Markets, Inc. Class A	560	44,951
PriceSmart, Inc.	342	24,788
SpartanNash Co.	1,620	37,098
Sprouts Farmers Market, Inc.†	3,569	123,345
United Natural Foods, Inc.†	6,906	184,459
Weis Markets, Inc.	129	7,681
		483,412
Food products: 1.24%
Beyond Meat, Inc.†	3,035	30,805
Calavo Growers, Inc.	2,648	85,610
Cal-Maine Foods, Inc.	2,875	136,706
Fresh Del Monte Produce, Inc.	4,033	106,310
Hain Celestial Group, Inc.†	947	11,563
Hostess Brands, Inc.†	6,673	166,024
J & J Snack Foods Corp.	304	46,801
John B Sanfilippo & Son, Inc.	1,174	136,454
Lancaster Colony Corp.	878	172,597
Seneca Foods Corp. Class A†	1,048	48,460
Simply Good Foods Co.†	3,643	131,840
SunOpta, Inc.†	10,282	69,198
Tootsie Roll Industries, Inc.	1,669	65,208
TreeHouse Foods, Inc.†	3,634	172,070
Utz Brands, Inc.	3,465	56,999
Vital Farms, Inc.†	1,410	20,431
		1,457,076
Household products: 0.21%
Central Garden & Pet Co.†	1,284	46,609
Central Garden & Pet Co. Class A†	959	32,942
Energizer Holdings, Inc.	2,939	95,812
WD-40 Co.	368	69,791
		245,154
Personal care products: 0.80%
BellRing Brands, Inc.†	6,448	236,126
Edgewell Personal Care Co.	2,247	87,521
elf Beauty, Inc.†	2,560	266,291
Herbalife Ltd.†	10,415	123,313
Inter Parfums, Inc.	508	63,805
See accompanying notes to portfolio of investments
6 | Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—May 31, 2023 (unaudited)

	Shares	Value
Personal care products (continued)
Medifast, Inc.	1,287	$101,287
Nu Skin Enterprises, Inc. Class A	1,895	63,160
		941,503
Tobacco: 0.20%
Universal Corp.	329	16,960
Vector Group Ltd.	18,306	214,363
		231,323
Energy: 5.16%
Energy equipment & services: 1.47%
Archrock, Inc.	4,989	44,901
Bristow Group, Inc.†	711	17,384
Cactus, Inc. Class A	898	28,359
ChampionX Corp.	8,208	207,334
Diamond Offshore Drilling, Inc.†	8,108	88,783
Expro Group Holdings NV†	274	4,546
Helmerich & Payne, Inc.	4,374	135,069
Liberty Energy, Inc.	10,341	121,403
Nabors Industries Ltd.†	555	46,453
NexTier Oilfield Solutions, Inc.†	14,276	107,641
Noble Corp. PLC†	3,258	122,957
Oceaneering International, Inc.†	4,863	74,453
Patterson-UTI Energy, Inc.	12,402	120,795
RPC, Inc.	4,274	28,422
Solaris Oilfield Infrastructure, Inc. Class A	1,762	12,915
TETRA Technologies, Inc.†	14,971	38,925
Tidewater, Inc.†	1,489	66,722
U.S. Silica Holdings, Inc.†	3,733	42,295
Valaris Ltd.†	3,500	202,055
Weatherford International PLC†	3,706	209,167
		1,720,579
Oil, gas & consumable fuels: 3.69%
Amplify Energy Corp.†	13,993	95,152
Arch Resources, Inc.	1,458	150,684
Ardmore Shipping Corp.	9,594	112,346
Battalion Oil Corp.†	11,914	73,271
Berry Corp.	7,111	44,799
California Resources Corp.	3,482	130,714
Callon Petroleum Co.†	2,857	87,510
Centrus Energy Corp. Class A†	1,657	48,865
Chord Energy Corp.	1,711	244,741
Civitas Resources, Inc.	2,800	187,040
Comstock Resources, Inc.	9,659	90,022
CONSOL Energy, Inc.	3,133	169,057
Crescent Energy Co. Class A	830	7,810
CVR Energy, Inc.	2,079	48,669
Delek U.S. Holdings, Inc.	4,943	108,845
See accompanying notes to portfolio of investments
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio | 7

Portfolio of investments—May 31, 2023 (unaudited)

	Shares	Value
Oil, gas & consumable fuels (continued)
Denbury, Inc.†	1,844	$166,273
DHT Holdings, Inc.	6,198	47,663
Dorian LPG Ltd.	4,371	100,883
Earthstone Energy, Inc. Class A†	4,382	52,628
FLEX LNG Ltd.†	780	23,236
Frontline PLC†	3,060	43,238
Golar LNG Ltd.†	3,372	69,362
Green Plains, Inc.†	1,164	33,756
Gulfport Energy Corp.†	15	1,455
International Seaways, Inc.	2,037	73,434
Kosmos Energy Ltd.†	16,182	96,445
Magnolia Oil & Gas Corp. Class A	6,688	129,279
Matador Resources Co.	4,849	213,211
Murphy Oil Corp.	6,103	212,384
Nordic American Tankers Ltd.	7,785	27,325
Northern Oil & Gas, Inc.	3,524	105,403
Par Pacific Holdings, Inc.†	2,502	53,343
PBF Energy, Inc. Class A	8,061	296,725
Peabody Energy Corp.	6,089	110,576
Permian Resources Corp.	11,394	106,306
Riley Exploration Permian, Inc.	529	17,706
Scorpio Tankers, Inc.	3,106	142,162
SFL Corp. Ltd.	265	2,274
SilverBow Resources, Inc.†	3,343	79,831
SM Energy Co.	6,472	170,149
Talos Energy, Inc.†	3,460	42,593
Teekay Corp.†	7,944	44,566
Teekay Tankers Ltd. Class A	2,673	96,576
VAALCO Energy, Inc.	10,526	40,630
Vertex Energy, Inc.†	801	5,182
Vital Energy, Inc.†	1,608	66,716
W&T Offshore, Inc.†	551	2,132
World Fuel Services Corp.	2,784	63,670
		4,336,637
Financials: 13.73%
Banks: 6.39%
1st Source Corp.	999	41,089
ACNB Corp.	102	3,004
Amalgamated Financial Corp.	4,366	62,085
Ameris Bancorp	4,441	140,158
Arrow Financial Corp.	865	15,778
Associated Banc-Corp.	6,790	100,560
Atlantic Union Bankshares Corp.	3,181	81,306
Axos Financial, Inc.†	3,369	127,416
BancFirst Corp.	203	17,168
Bancorp, Inc.†	4,531	139,827
Bank First Corp.	182	13,854
Bank of NT Butterfield & Son Ltd.	5,506	138,035
See accompanying notes to portfolio of investments
8 | Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—May 31, 2023 (unaudited)

	Shares	Value
Banks (continued)
BankUnited, Inc.	4,448	$84,156
Bankwell Financial Group, Inc.	362	8,272
Banner Corp.	2,085	90,218
Bar Harbor Bankshares	1,439	34,004
BCB Bancorp, Inc.	5,959	63,225
Berkshire Hills Bancorp, Inc.	2,214	45,276
Brookline Bancorp, Inc.	3,314	27,241
Byline Bancorp, Inc.	324	5,741
Cadence Bank	5,766	103,557
Capital Bancorp, Inc.	3,550	60,314
Capital City Bank Group, Inc.	2,749	82,662
Carter Bankshares, Inc.†	4,075	57,457
Cathay General Bancorp	3,068	89,708
Central Pacific Financial Corp.	34	497
City Holding Co.	1,303	112,306
Civista Bancshares, Inc.	470	7,041
CNB Financial Corp.	1,712	28,436
Coastal Financial Corp.†	479	16,387
Community Bank System, Inc.	791	39,107
Community Trust Bancorp, Inc.	1,728	58,234
CrossFirst Bankshares, Inc.†	69	665
CVB Financial Corp.	7,169	86,100
Dime Community Bancshares, Inc.	4,142	67,100
Enterprise Financial Services Corp.	2,088	84,815
Equity Bancshares, Inc. Class A	379	8,467
Esquire Financial Holdings, Inc.	2,040	86,353
FB Financial Corp.	536	14,290
First Bancorp	739	22,244
First BanCorp	17,881	199,552
First Bancshares, Inc.	233	6,067
First Bank	755	7,746
First Busey Corp.	2,496	46,675
First Business Financial Services, Inc.	3,315	88,743
First Commonwealth Financial Corp.	8,747	110,650
First Community Bankshares, Inc.	2,406	64,144
First Financial Bancorp	4,721	89,510
First Financial Bankshares, Inc.	1,234	31,961
First Financial Corp.	1,651	53,558
First Guaranty Bancshares, Inc.	260	3,432
First Interstate BancSystem, Inc. Class A	737	16,251
First Merchants Corp.	2,086	55,175
First of Long Island Corp.	167	1,705
Fulton Financial Corp.	10,325	115,227
German American Bancorp, Inc.	458	12,641
Glacier Bancorp, Inc.	2,795	80,552
Great Southern Bancorp, Inc.	857	41,676
Hancock Whitney Corp.	5,283	192,988
Hanmi Financial Corp.	4,031	58,046
HBT Financial, Inc.	4,206	74,026
See accompanying notes to portfolio of investments
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio | 9

Portfolio of investments—May 31, 2023 (unaudited)

	Shares	Value
Banks (continued)
Heartland Financial USA, Inc.	2,472	$68,202
Heritage Commerce Corp.	11,461	83,436
Heritage Financial Corp.	3,380	55,263
Hilltop Holdings, Inc.	2,464	72,737
Home BancShares, Inc.	5,684	122,035
HomeTrust Bancshares, Inc.	1,041	20,393
Hope Bancorp, Inc.	3,697	29,650
Horizon Bancorp, Inc.	609	5,414
Independent Bank Corp.	1,079	47,627
Independent Bank Corp.	3,257	53,252
Independent Bank Group, Inc.	229	7,642
International Bancshares Corp.	1,885	80,527
Lakeland Financial Corp.	825	41,440
Live Oak Bancshares, Inc.	835	18,069
Macatawa Bank Corp.	6,919	60,334
Mercantile Bank Corp.	1,303	33,917
Mid Penn Bancorp, Inc.	1,617	35,865
Midland States Bancorp, Inc.	1,555	30,074
National Bank Holdings Corp. Class A	1,123	33,611
NBT Bancorp, Inc.	3,285	110,212
Northeast Bank	1,405	50,355
Northfield Bancorp, Inc.	2,549	26,076
Northwest Bancshares, Inc.	7,263	76,334
OceanFirst Financial Corp.	2,864	40,669
OFG Bancorp	5,548	134,594
Old National Bancorp	9,093	112,935
Old Second Bancorp, Inc.	1,688	19,986
Orrstown Financial Services, Inc.	2,815	50,951
Pacific Premier Bancorp, Inc.	4,604	86,693
Park National Corp.	535	52,831
Pathward Financial, Inc.	3,448	151,505
Peapack-Gladstone Financial Corp.	2,689	70,963
Peoples Bancorp, Inc.	1,415	36,323
Preferred Bank	1,219	56,220
Premier Financial Corp.	447	6,231
Provident Financial Services, Inc.	3,694	58,661
QCR Holdings, Inc.	243	9,336
RBB Bancorp	2,500	26,100
Renasant Corp.	2,413	63,028
Republic Bancorp, Inc. Class A	572	24,104
S&T Bancorp, Inc.	3,152	84,537
Seacoast Banking Corp. of Florida	835	17,268
ServisFirst Bancshares, Inc.	425	17,128
Simmons First National Corp. Class A	2,107	34,281
SmartFinancial, Inc.	294	6,203
South Plains Financial, Inc.	1,845	40,885
Southern Missouri Bancorp, Inc.	22	817
Southside Bancshares, Inc.	674	17,861
SouthState Corp.	2,637	164,865
See accompanying notes to portfolio of investments
10 | Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—May 31, 2023 (unaudited)

	Shares	Value
Banks (continued)
Stock Yards Bancorp, Inc.	394	$16,509
Summit Financial Group, Inc.	3,109	59,258
Texas Capital Bancshares, Inc.†	2,233	105,621
Tompkins Financial Corp.	550	28,765
Towne Bank	2,601	60,447
TriCo Bancshares	1,539	50,110
Triumph Financial, Inc.†	790	41,017
TrustCo Bank Corp. NY	2,682	74,104
Trustmark Corp.	2,030	42,386
UMB Financial Corp.	2,385	135,086
United Bankshares, Inc.	5,766	169,636
United Community Banks, Inc.	3,079	69,616
Unity Bancorp, Inc.	1,195	27,186
Univest Financial Corp.	2,568	45,531
Valley National Bancorp	13,644	100,693
Veritex Holdings, Inc.	1,880	32,468
Washington Federal, Inc.	3,287	85,495
WesBanco, Inc.	2,845	68,678
Westamerica BanCorp	1,304	49,330
WSFS Financial Corp.	2,432	81,326
		7,505,180
Capital markets: 1.54%
Artisan Partners Asset Management, Inc. Class A	2,875	92,000
AssetMark Financial Holdings, Inc.†	103	2,892
Avantax, Inc.†	2,007	42,468
BGC Partners, Inc. Class A	16,844	68,555
Brightsphere Investment Group, Inc.	6,520	140,115
Diamond Hill Investment Group, Inc.	62	9,844
Donnelley Financial Solutions, Inc.†	3,306	146,621
Federated Hermes, Inc.	3,880	133,588
GCM Grosvenor, Inc. Class A	11,071	76,390
Hamilton Lane, Inc. Class A	1,118	75,923
Houlihan Lokey, Inc.	2,078	181,430
MarketWise, Inc.	33,934	76,691
Moelis & Co. Class A	3,544	134,211
Perella Weinberg Partners	9,138	71,551
Piper Sandler Cos.,	962	122,530
PJT Partners, Inc. Class A	1,659	111,817
Silvercrest Asset Management Group, Inc. Class A	1,478	28,925
StoneX Group, Inc.†	2,053	164,835
Victory Capital Holdings, Inc. Class A	1,168	36,173
Virtus Investment Partners, Inc.	481	91,765
		1,808,324
Consumer finance: 0.69%
Atlanticus Holdings Corp.†	630	22,025
Bread Financial Holdings, Inc.	2,355	66,364
Consumer Portfolio Services, Inc.†	1,269	14,733
See accompanying notes to portfolio of investments
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio | 11

Portfolio of investments—May 31, 2023 (unaudited)

	Shares	Value
Consumer finance (continued)
Encore Capital Group, Inc.†	1,466	$63,141
Enova International, Inc.†	1,985	92,342
EZCORP, Inc. Class A†	9,604	80,097
FirstCash Holdings, Inc.	935	92,135
Navient Corp.	8,723	132,154
Nelnet, Inc. Class A	740	68,450
OppFi, Inc.†	8,530	17,401
PRA Group, Inc.†	616	11,519
PROG Holdings, Inc.†	4,373	142,691
Regional Management Corp.	322	8,420
		811,472
Diversified REITs: 0.03%
New York, Inc.♦‡†	4,209	30,978
Financial services: 1.88%
A-Mark Precious Metals, Inc.	3,651	123,659
BM Technologies, Inc.†	1,787	5,039
Cannae Holdings, Inc.†	1,363	26,783
Cass Information Systems, Inc.	945	36,496
Compass Diversified Holdings	1,706	33,472
Enact Holdings, Inc.	4,017	97,774
Essent Group Ltd.	5,884	259,896
EVERTEC, Inc.	3,121	107,612
Federal Agricultural Mortgage Corp. Class C	726	97,146
Finance of America Cos., Inc. Class A†	5,258	7,466
International Money Express, Inc.†	2,718	63,329
Jackson Financial, Inc. Class A	7,981	221,074
Merchants Bancorp	2,404	54,956
Mr Cooper Group, Inc.†	6,324	292,548
NMI Holdings, Inc. Class A†	7,194	180,929
PennyMac Financial Services, Inc.	3,035	185,256
Radian Group, Inc.	9,722	248,300
Remitly Global, Inc.†	735	13,480
Repay Holdings Corp.†	5,234	33,131
StoneCo Ltd. Class A†	4,089	51,235
SWK Holdings Corp.†	189	3,204
Walker & Dunlop, Inc.	818	59,870
		2,202,655
Insurance: 2.07%
Ambac Financial Group, Inc.†	10,045	139,927
American Equity Investment Life Holding Co.	4,311	170,069
AMERISAFE, Inc.	2,413	123,208
BRP Group, Inc. Class A†	2,326	46,659
CNO Financial Group, Inc.	8,825	191,591
Crawford & Co. Class A	1,780	17,586
Donegal Group, Inc. Class A	3,024	43,485
eHealth, Inc.†	1,482	9,914
See accompanying notes to portfolio of investments
12 | Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—May 31, 2023 (unaudited)

	Shares	Value
Insurance (continued)
Employers Holdings, Inc.	2,385	$86,242
Genworth Financial, Inc. Class A†	55,005	294,277
Greenlight Capital Re Ltd. Class A†	8,333	80,080
Horace Mann Educators Corp.	718	21,576
James River Group Holdings, Ltd.	1,855	35,505
Kinsale Capital Group, Inc.	941	285,104
National Western Life Group, Inc. Class A	196	73,116
Palomar Holdings, Inc.†	1,071	58,541
RLI Corp.	1,952	241,755
Safety Insurance Group, Inc.	807	58,766
Selective Insurance Group, Inc.	2,620	253,433
Selectquote, Inc.†	22,114	35,382
Stewart Information Services Corp.	1,871	83,896
Tiptree, Inc.	1,846	24,349
Trupanion, Inc.†	1,248	28,042
United Fire Group, Inc.	468	10,053
Universal Insurance Holdings, Inc.	833	11,953
		2,424,509
Mortgage real estate investment trusts (REITs): 1.13%
AFC Gamma, Inc.	5,433	62,316
Apollo Commercial Real Estate Finance, Inc.	14,350	144,791
Arbor Realty Trust, Inc.	12,458	157,095
Ares Commercial Real Estate Corp.	5,088	46,759
Blackstone Mortgage Trust, Inc. Class A	5,649	102,755
BrightSpire Capital, Inc.	15,419	91,280
Chicago Atlantic Real Estate Finance, Inc.	1,674	24,340
Chimera Investment Corp.	6,716	32,371
Claros Mortgage Trust, Inc.	6,590	68,734
Franklin BSP Realty Trust, Inc.	1,588	21,422
Granite Point Mortgage Trust, Inc.	5,941	27,744
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,475	58,237
Invesco Mortgage Capital, Inc.	6,673	70,734
KKR Real Estate Finance Trust, Inc.	901	10,118
Ladder Capital Corp.	11,339	108,061
Nexpoint Real Estate Finance, Inc.	2,723	36,189
PennyMac Mortgage Investment Trust	6,743	78,489
Ready Capital Corp.	3,606	36,457
Redwood Trust, Inc.	5,467	32,365
TPG RE Finance Trust, Inc.	2,329	14,743
Two Harbors Investment Corp.	8,382	104,272
		1,329,272
Health care: 18.95%
Biotechnology: 8.60%
ACADIA Pharmaceuticals, Inc.†	7,588	178,318
ADMA Biologics, Inc.†	40,248	163,809
Aduro Biotech, Inc.♦†	9,490	0
Agenus, Inc.†	11,411	17,801
See accompanying notes to portfolio of investments
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio | 13

Portfolio of investments—May 31, 2023 (unaudited)

	Shares	Value
Biotechnology (continued)
Agios Pharmaceuticals, Inc.†	3,032	$76,649
Akero Therapeutics, Inc.†	1,382	61,610
Alkermes PLC†	7,776	224,960
Allovir, Inc.†	3,261	12,294
Amicus Therapeutics, Inc.†	18,268	205,698
Anavex Life Sciences Corp.†	2,065	19,081
Anika Therapeutics, Inc.†	5,628	152,463
Apellis Pharmaceuticals, Inc.†	3,217	276,179
Arcellx, Inc.†	150	6,623
Arcturus Therapeutics Holdings, Inc.†	5,378	147,035
Arcus Biosciences, Inc.†	508	10,434
Arrowhead Pharmaceuticals, Inc.†	4,976	171,224
Atara Biotherapeutics, Inc.†	15,300	23,409
Aurinia Pharmaceuticals, Inc.†	5,855	52,461
Avid Bioservices, Inc.†	6,918	106,883
Beam Therapeutics, Inc.†	2,506	79,941
BioCryst Pharmaceuticals, Inc.†	1,582	13,083
Biohaven Ltd.†	11,788	206,408
Bioxcel Therapeutics, Inc.†	1,640	29,422
Bluebird Bio, Inc.†	13,066	43,771
Blueprint Medicines Corp.†	2,484	140,396
Bridgebio Pharma, Inc.†	7,484	102,680
CareDx, Inc.†	9,632	76,863
Catalyst Pharmaceuticals, Inc.†	14,888	171,956
Celldex Therapeutics, Inc.†	1,136	36,125
Chimerix, Inc.†	114,009	157,332
Chinook Therapeutics, Inc.†	413	9,990
Cogent Biosciences, Inc.†	396	4,649
Coherus Biosciences, Inc.†	11,899	48,667
CTI BioPharma Corp.†	3,967	35,901
Cullinan Oncology, Inc.†	11,305	116,215
Cytokinetics, Inc.†	3,366	126,865
Deciphera Pharmaceuticals, Inc.†	9,835	132,773
Denali Therapeutics, Inc.†	5,493	165,998
Dynavax Technologies Corp.†	19,124	218,587
Dyne Therapeutics, Inc.†	4,621	60,212
Eagle Pharmaceuticals, Inc.†	3,231	67,043
Editas Medicine, Inc.†	1,103	10,126
Emergent BioSolutions, Inc.†	3,524	30,060
Enanta Pharmaceuticals, Inc.†	1,579	37,075
Enochian Biosciences, Inc.†	12,650	11,366
Fate Therapeutics, Inc.†	3,322	16,776
FibroGen, Inc.†	8,763	151,162
Geron Corp.†	40,052	130,970
GreenLight Biosciences Holdings PBC†	120,066	35,119
Halozyme Therapeutics, Inc.†	8,331	270,174
Heron Therapeutics, Inc.†	21,017	23,959
Humacyte, Inc.†	26,665	91,461
Ideaya Biosciences, Inc.†	6,948	158,692
See accompanying notes to portfolio of investments
14 | Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—May 31, 2023 (unaudited)

	Shares	Value
Biotechnology (continued)
ImmunoGen, Inc.†	7,326	$99,927
Immunovant, Inc.†	3,978	83,578
Insmed, Inc.†	4,261	81,087
Intellia Therapeutics, Inc.†	1,687	62,858
Intercept Pharmaceuticals, Inc.†	3,248	34,234
Ironwood Pharmaceuticals, Inc.†	15,715	170,979
iTeos Therapeutics, Inc.†	6,682	108,783
IVERIC bio, Inc.†	3,725	140,619
Karuna Therapeutics, Inc.†	955	216,355
Keros Therapeutics, Inc.†	686	32,832
Kiniksa Pharmaceuticals Ltd. Class A†	18,479	256,119
Kodiak Sciences, Inc.†	95	563
Krystal Biotech, Inc.†	1,130	133,171
Kura Oncology, Inc.†	1,620	21,578
Kymera Therapeutics, Inc.†	1,432	42,158
Lyell Immunopharma, Inc.†	12,592	40,168
MacroGenics, Inc.†	6,833	31,910
Madrigal Pharmaceuticals, Inc.†	533	148,393
MannKind Corp.†	34,473	159,955
MeiraGTx Holdings PLC†	1,120	7,706
Mersana Therapeutics, Inc.†	3,931	29,561
MiMedx Group, Inc.†	43,173	252,994
MiNK Therapeutics, Inc.†	166	292
Mirum Pharmaceuticals, Inc.†	438	11,489
Morphic Holding, Inc.†	2,715	156,112
Myriad Genetics, Inc.†	6,332	139,684
Nurix Therapeutics, Inc.†	3,773	38,183
Nuvalent, Inc. Class A†	613	25,807
Organogenesis Holdings, Inc.†	11,523	41,828
Pardes Biosciences, Inc.†	49,472	94,492
PDL BioPharma, Inc.♦‡†	91,928	169,383
Point Biopharma Global, Inc.†	2,446	22,674
Precigen, Inc.†	13,321	15,852
Prime Medicine, Inc.†	11,441	156,971
Protagonist Therapeutics, Inc.†	2,548	66,426
Prothena Corp. PLC†	567	37,666
PTC Therapeutics, Inc.†	4,516	189,537
Rallybio Corp.†	465	3,329
RAPT Therapeutics, Inc.†	349	6,990
Recursion Pharmaceuticals, Inc. Class A†	8,073	70,800
REGENXBIO, Inc.†	423	7,288
Replimune Group, Inc.†	3,030	57,540
REVOLUTION Medicines, Inc.†	4,693	116,996
Rigel Pharmaceuticals, Inc.†	81,541	114,157
Rocket Pharmaceuticals, Inc.†	4,512	94,436
Sage Therapeutics, Inc.†	3,029	149,936
Sangamo Therapeutics, Inc.†	11,231	12,579
Seres Therapeutics, Inc.†	1	5
Sutro Biopharma, Inc.†	736	3,305
See accompanying notes to portfolio of investments
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio | 15

Portfolio of investments—May 31, 2023 (unaudited)

	Shares	Value
Biotechnology (continued)
Syndax Pharmaceuticals, Inc.†	2,501	$49,945
Tango Therapeutics, Inc.†	14,472	39,074
TG Therapeutics, Inc.†	8,667	230,802
Travere Therapeutics, Inc.†	2,527	45,208
Twist Bioscience Corp.†	2,764	41,875
Vanda Pharmaceuticals, Inc.†	2,101	12,501
Vaxcyte, Inc.†	2,075	102,754
Veracyte, Inc.†	6,992	180,953
Vericel Corp.†	3,488	112,035
Vir Biotechnology, Inc.†	6,711	178,982
VistaGen Therapeutics, Inc.†	587,137	83,432
Xencor, Inc.†	3,432	93,007
Y-mAbs Therapeutics, Inc.†	6,352	51,642
		10,100,243
Health care equipment & supplies: 4.02%
Alphatec Holdings, Inc.†	5,732	86,897
Artivion, Inc.†	2,669	39,982
AtriCure, Inc.†	1,577	70,918
Atrion Corp.	96	49,954
Avanos Medical, Inc.†	2,601	63,724
Axogen, Inc.†	6,040	51,340
Axonics, Inc.†	2,002	96,877
Bioventus, Inc. Class A†	37,476	101,373
Butterfly Network, Inc.†	22,688	55,359
CONMED Corp.	337	40,878
Embecta Corp.	5,143	142,307
Figs, Inc. Class A†	8,313	68,499
Glaukos Corp.†	1,557	88,780
Haemonetics Corp.†	3,169	268,097
Inogen, Inc.†	2,857	30,084
Inspire Medical Systems, Inc.†	1,020	298,340
Integer Holdings Corp.†	1,727	141,372
iRadimed Corp.	2,159	101,538
iRhythm Technologies, Inc.†	1,483	169,462
Lantheus Holdings, Inc.†	3,417	295,878
LeMaitre Vascular, Inc.	1,752	110,096
LivaNova PLC†	873	38,656
Merit Medical Systems, Inc.†	3,182	262,197
Mesa Laboratories, Inc.	187	24,215
Neogen Corp.†	2,374	41,521
Nevro Corp.†	1,438	39,631
Omnicell, Inc.†	1,098	80,615
OraSure Technologies, Inc.†	15,262	76,768
Orthofix Medical, Inc.†	1,589	29,698
Outset Medical, Inc.†	1,939	40,389
Owlet, Inc.†	102,871	22,683
PROCEPT BioRobotics Corp.†	757	25,322
Pulmonx Corp.†	1,320	15,853
See accompanying notes to portfolio of investments
16 | Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—May 31, 2023 (unaudited)

	Shares	Value
Health care equipment & supplies (continued)
Senseonics Holdings, Inc.†	234,771	$150,347
Shockwave Medical, Inc.†	1,440	396,130
SI-BONE, Inc.†	3,155	79,443
Silk Road Medical, Inc.†	2,531	76,411
STAAR Surgical Co.†	2,547	147,777
Tactile Systems Technology, Inc.†	185	3,889
TransMedics Group, Inc.†	1,795	130,425
Treace Medical Concepts, Inc.†	696	18,514
UFP Technologies, Inc.†	1,270	196,380
Utah Medical Products, Inc.	920	86,011
Varex Imaging Corp.†	4,752	104,734
Vicarious Surgical, Inc.†	7,776	16,330
ViewRay, Inc.†	5,249	2,892
Zimvie, Inc.†	9,331	93,123
Zynex, Inc.†	15,573	146,075
		4,717,784
Health care providers & services: 2.49%
Accolade, Inc.†	209	2,516
AdaptHealth Corp.†	11,091	116,234
Addus HomeCare Corp.†	1,345	121,252
Agiliti, Inc.†	1,211	19,824
AirSculpt Technologies, Inc.	813	6,862
Alignment Healthcare, Inc.†	10,763	63,179
AMN Healthcare Services, Inc.†	2,911	276,428
Apollo Medical Holdings, Inc.†	2,266	71,651
ATI Physical Therapy, Inc.†	2,810	494
Brookdale Senior Living, Inc.†	1,342	4,630
Cano Health, Inc.†	3,290	4,474
CareMax, Inc.†	950	2,498
Community Health Systems, Inc.†	18,803	61,486
CorVel Corp.†	579	113,160
Cross Country Healthcare, Inc.†	7,604	193,902
DocGo, Inc.†	6,706	60,019
Ensign Group, Inc.	2,245	198,929
HealthEquity, Inc.†	2,331	127,739
Hims & Hers Health, Inc.†	10,521	94,058
Innovage Holding Corp.†	1,044	7,026
ModivCare, Inc.†	1,054	47,356
National Research Corp.	2,145	96,310
NeoGenomics, Inc.†	6,335	108,835
Oncology Institute, Inc.†	64,171	27,433
Option Care Health, Inc.†	7,683	211,667
Owens & Minor, Inc.†	3,889	78,986
P3 Health Partners, Inc.†	4,965	20,108
Patterson Cos., Inc.	6,224	163,006
Pediatrix Medical Group, Inc.†	5,306	70,570
Pennant Group, Inc.†	4,431	53,172
PetIQ, Inc.†	1,857	23,640
See accompanying notes to portfolio of investments
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio | 17

Portfolio of investments—May 31, 2023 (unaudited)

	Shares	Value
Health care providers & services (continued)
Privia Health Group, Inc.†	918	$22,904
Progyny, Inc.†	2,480	92,380
RadNet, Inc.†	2,572	74,434
Select Medical Holdings Corp.	7,961	217,893
Surgery Partners, Inc.†	712	26,686
U.S. Physical Therapy, Inc.	367	37,489
		2,919,230
Health care technology: 0.67%
American Well Corp. Class A†	16,568	36,615
Computer Programs & Systems, Inc.†	1,472	35,122
Evolent Health, Inc. Class A†	4,086	119,066
HealthStream, Inc.	4,705	108,309
NextGen Healthcare, Inc.†	2,308	35,935
OptimizeRx Corp.†	1,315	18,463
Phreesia, Inc.†	4,385	131,638
Schrodinger, Inc.†	2,096	70,111
Sharecare, Inc.†	40,371	60,153
Simulations Plus, Inc.	562	24,835
Veradigm, Inc.†	12,692	149,512
		789,759
Life sciences tools & services: 1.12%
AbCellera Biologics, Inc.†	19,111	133,204
Adaptive Biotechnologies Corp.†	8,994	62,598
Akoya Biosciences, Inc.†	5,992	33,735
Alpha Teknova, Inc.†	19	73
BioLife Solutions, Inc.†	4,774	111,473
Bionano Genomics, Inc.†	60,767	42,045
Codexis, Inc.†	647	1,430
CryoPort, Inc.†	2,767	50,940
Cytek Biosciences, Inc.†	7,899	61,691
Inotiv, Inc.†	5,573	33,884
Medpace Holdings, Inc.†	2,111	436,914
NanoString Technologies, Inc.†	7,064	41,607
OmniAb, Inc.†	7,639	33,000
OmniAb, Inc. $12.5 Earnout shares♦†	602	0
OmniAb, Inc. $15 Earnout shares♦†	602	0
Pacific Biosciences of California, Inc.†	13,778	170,572
Quanterix Corp.†	2,636	51,692
Science 37 Holdings, Inc.†	77,922	19,979
SomaLogic, Inc.†	8,379	25,388
		1,310,225
Pharmaceuticals: 2.05%
Amneal Pharmaceuticals, Inc.†	105,627	247,167
Amphastar Pharmaceuticals, Inc.†	2,918	129,472
Amylyx Pharmaceuticals, Inc.†	1,557	38,442
ANI Pharmaceuticals, Inc.†	2,391	107,930
See accompanying notes to portfolio of investments
18 | Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—May 31, 2023 (unaudited)

	Shares	Value
Pharmaceuticals (continued)
Axsome Therapeutics, Inc.†	590	$43,530
Cara Therapeutics, Inc.†	8,377	26,639
Cassava Sciences, Inc.†	2,654	60,272
Collegium Pharmaceutical, Inc.†	3,724	82,189
Corcept Therapeutics, Inc.†	8,130	190,974
Esperion Therapeutics, Inc.†	24,459	33,264
Evolus, Inc.†	5,957	53,911
Harmony Biosciences Holdings, Inc.†	3,481	120,373
Innoviva, Inc.†	3,239	43,694
Intra-Cellular Therapies, Inc.†	2,042	121,254
Ligand Pharmaceuticals, Inc.†	1,732	121,379
Ocular Therapeutix, Inc.†	15,715	100,576
Pacira BioSciences, Inc.†	45	1,712
Phibro Animal Health Corp. Class A	9,294	123,610
Prestige Consumer Healthcare, Inc.†	3,984	228,004
Reata Pharmaceuticals, Inc. Class A†	721	64,926
Revance Therapeutics, Inc.†	3,698	113,011
Scilex Holding Co.†	6,434	38,282
SIGA Technologies, Inc.	26,534	148,856
Supernus Pharmaceuticals, Inc.†	4,408	146,081
Third Harmonic Bio, Inc.†	332	1,590
Tricida, Inc.†	6,980	69
Ventyx Biosciences, Inc.†	456	15,718
		2,402,925
Industrials: 14.76%
Aerospace & defense: 1.01%
AAR Corp.†	2,833	141,962
AeroVironment, Inc.†	799	74,635
AerSale Corp.†	7,428	111,569
Astronics Corp.†	4,248	67,543
Cadre Holdings, Inc.	1,507	31,496
Ducommun, Inc.†	1,163	47,636
Kratos Defense & Security Solutions, Inc.†	1,791	23,534
Moog, Inc. Class A	1,957	190,240
National Presto Industries, Inc.	615	45,842
Park Aerospace Corp.	7,764	101,708
Parsons Corp.†	2,258	100,910
Redwire Corp.†	8,014	19,554
Triumph Group, Inc.†	13,455	150,561
V2X, Inc.†	1,762	72,683
		1,179,873
Air freight & logistics: 0.18%
Forward Air Corp.	862	83,847
Hub Group, Inc. Class A†	1,701	125,125
		208,972
See accompanying notes to portfolio of investments
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio | 19

Portfolio of investments—May 31, 2023 (unaudited)

	Shares	Value
Building products: 1.12%
AAON, Inc.	1,359	$117,703
American Woodmark Corp.†	618	36,771
Apogee Enterprises, Inc.	1,767	65,220
CSW Industrials, Inc.	509	72,135
Gibraltar Industries, Inc.†	1,941	101,514
Griffon Corp.	1,332	41,985
Insteel Industries, Inc.	1,248	37,353
Janus International Group, Inc.†	4,232	37,368
JELD-WEN Holding, Inc.†	5,386	70,503
Masonite International Corp.†	1,100	96,877
PGT Innovations, Inc.†	2,186	54,366
Quanex Building Products Corp.	6,394	134,338
Resideo Technologies, Inc.†	5,105	81,833
Simpson Manufacturing Co., Inc.	1,041	123,036
UFP Industries, Inc.	3,088	241,173
		1,312,175
Commercial services & supplies: 0.93%
ABM Industries, Inc.	2,904	128,241
ACCO Brands Corp.	565	2,735
Brady Corp. Class A	2,336	111,380
Brink’s Co.	1,458	97,001
Casella Waste Systems, Inc. Class A†	697	62,842
CoreCivic, Inc.†	4,944	42,617
Deluxe Corp.	252	3,835
Ennis, Inc.	4,296	83,214
GEO Group, Inc.†	17,721	132,199
Healthcare Services Group, Inc.†	2,057	27,790
Heritage-Crystal Clean, Inc.†	73	2,421
HNI Corp.	1,445	36,847
Interface, Inc.	202	1,400
Liquidity Services, Inc.†	325	4,917
Matthews International Corp. Class A	1,203	46,315
Openlane, Inc.†	2,272	34,125
Pitney Bowes, Inc.	12,337	40,959
Quad/Graphics, Inc.†	5,242	17,141
SP Plus Corp.†	2,083	75,842
Steelcase, Inc. Class A	1,822	11,825
UniFirst Corp.	441	75,459
VSE Corp.	1,091	51,310
		1,090,415
Construction & engineering: 1.26%
API Group Corp.†	3,085	69,721
Arcosa, Inc.	1,342	88,116
Argan, Inc.	628	25,403
Comfort Systems USA, Inc.	1,461	216,199
Dycom Industries, Inc.†	842	85,404
EMCOR Group, Inc.	2,248	370,560
See accompanying notes to portfolio of investments
20 | Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—May 31, 2023 (unaudited)

	Shares	Value
Construction & engineering (continued)
Fluor Corp.†	7,679	$203,954
Granite Construction, Inc.	3,027	109,547
MYR Group, Inc.†	747	95,243
Northwest Pipe Co.†	649	17,237
Primoris Services Corp.	2,694	72,199
Sterling Infrastructure, Inc.†	2,023	93,200
Tutor Perini Corp.†	6,933	37,438
		1,484,221
Electrical equipment: 2.01%
Allied Motion Technologies, Inc.	2,041	69,251
Array Technologies, Inc.†	6,231	138,141
Atkore, Inc.†	2,957	345,289
Babcock & Wilcox Enterprises, Inc.†	418	2,006
Bloom Energy Corp. Class A†	6,570	90,140
Encore Wire Corp.	1,825	298,698
EnerSys	2,773	269,730
Fluence Energy, Inc.†	749	18,575
FTC Solar, Inc.†	18,888	52,131
GrafTech International Ltd.	25,157	107,924
NEXTracker, Inc. Class A†	1,751	66,976
NuScale Power Corp.†	5,674	42,555
Powell Industries, Inc.	3,146	180,895
Preformed Line Products Co.	642	98,682
Shoals Technologies Group, Inc. Class A†	8,492	199,477
SunPower Corp.†	6,777	71,836
Thermon Group Holdings, Inc.†	6,541	150,051
TPI Composites, Inc.†	7,011	74,737
Vicor Corp.†	1,411	78,099
		2,355,193
Ground transportation: 0.70%
ArcBest Corp.	1,746	146,280
Covenant Logistics Group, Inc.	3,019	115,235
Daseke, Inc.†	3,584	21,504
Marten Transport Ltd.	3,527	74,596
Saia, Inc.†	908	258,017
Universal Logistics Holdings, Inc.	3,988	105,882
Werner Enterprises, Inc.	2,408	105,759
		827,273
Industrial conglomerates: 0.00%
Brookfield Business Corp. Class A	64	1,317
Machinery: 3.67%
Alamo Group, Inc.	592	98,544
Albany International Corp. Class A	1,562	132,645
Astec Industries, Inc.	1,369	50,461
Barnes Group, Inc.	2,041	80,313
See accompanying notes to portfolio of investments
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio | 21

Portfolio of investments—May 31, 2023 (unaudited)

	Shares	Value
Machinery (continued)
Briggs & Stratton Corp.♦†	1,723	$0
Chart Industries, Inc.†	1,416	155,378
CIRCOR International, Inc.†	2,629	76,188
Columbus McKinnon Corp.	746	27,214
Douglas Dynamics, Inc.	1,976	55,842
Energy Recovery, Inc.†	3,957	94,216
Enerpac Tool Group Corp.	2,494	63,398
EnPro Industries, Inc.	392	39,623
ESCO Technologies, Inc.	1,375	123,750
Fathom Digital Manufacturing C Class A†	19,402	8,925
Federal Signal Corp.	3,708	196,487
Franklin Electric Co., Inc.	2,141	194,745
Helios Technologies, Inc.	1,158	57,263
Hillenbrand, Inc.	3,733	179,072
Hillman Solutions Corp.†	7,375	59,738
Hyster-Yale Materials Handling, Inc.	1,069	49,986
John Bean Technologies Corp.	1,134	120,896
Kadant, Inc.	686	130,148
Kennametal, Inc.	5,416	134,967
Lightning eMotors, Inc.†	102	407
Lindsay Corp.	390	45,942
Luxfer Holdings PLC	1,795	25,776
Manitowoc Co., Inc.†	2,724	39,089
Mueller Industries, Inc.	4,296	319,021
Mueller Water Products, Inc. Class A	8,962	122,779
RBC Bearings, Inc.†	663	131,466
REV Group, Inc.	2,226	22,572
Shyft Group, Inc.	2,334	54,872
SPX Technologies, Inc.†	2,529	193,115
Standex International Corp.	957	130,334
Tennant Co.	1,257	91,887
Terex Corp.	6,052	280,631
Titan International, Inc.†	13,474	133,258
Trinity Industries, Inc.	3,467	73,327
Velo3D, Inc.†	33,433	64,526
Wabash National Corp.	8,611	201,928
Watts Water Technologies, Inc. Class A	1,553	246,073
		4,306,802
Marine transportation: 0.03%
Eagle Bulk Shipping, Inc.	45	1,768
Genco Shipping & Trading Ltd.	1,011	12,546
Golden Ocean Group Ltd.	632	4,462
Matson, Inc.	220	15,033
		33,809
Passenger airlines: 0.31%
Allegiant Travel Co.†	838	81,697
Blade Air Mobility, Inc.†	14,961	48,324
See accompanying notes to portfolio of investments
22 | Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—May 31, 2023 (unaudited)

	Shares	Value
Passenger airlines (continued)
Frontier Group Holdings, Inc.†	8,732	$71,864
Hawaiian Holdings, Inc.†	4,619	36,998
SkyWest, Inc.†	2,489	74,446
Sun Country Airlines Holdings, Inc.†	2,095	39,386
Wheels Up Experience, Inc.†	30,476	8,817
		361,532
Professional services: 2.30%
Alight, Inc. Class A†	6,521	55,168
ASGN, Inc.†	2,026	132,561
Barrett Business Services, Inc.	2,009	168,756
CBIZ, Inc.†	2,608	131,495
Conduent, Inc.†	9,940	30,118
CRA International, Inc.	1,452	134,557
CSG Systems International, Inc.	1,507	72,306
ExlService Holdings, Inc.†	1,425	215,089
Exponent, Inc.	2,052	187,389
Franklin Covey Co.†	493	18,201
Heidrick & Struggles International, Inc.	1,727	41,880
Huron Consulting Group, Inc.†	1,921	156,139
IBEX Holdings Ltd.†	5,637	115,446
ICF International, Inc.	700	78,393
Insperity, Inc.	2,171	240,373
Kelly Services, Inc. Class A	2,157	37,704
Kforce, Inc.	2,381	137,122
Korn Ferry	2,272	106,784
Maximus, Inc.	2,861	231,626
NV5 Global, Inc.†	424	38,423
Resources Connection, Inc.	7,957	121,583
TriNet Group, Inc.†	1,495	132,861
TrueBlue, Inc.†	2,422	40,060
Verra Mobility Corp.†	4,616	81,380
		2,705,414
Trading companies & distributors: 1.24%
Applied Industrial Technologies, Inc.	1,601	196,859
Beacon Roofing Supply, Inc.†	1,797	114,900
BlueLinx Holdings, Inc.†	2,052	168,716
Boise Cascade Co.	2,192	157,429
GATX Corp.	244	29,014
GMS, Inc.†	1,998	126,533
H&E Equipment Services, Inc.	1,177	42,325
Herc Holdings, Inc.	146	14,807
Hudson Technologies, Inc.†	10,810	94,479
McGrath RentCorp	570	50,622
MRC Global, Inc.†	4,012	34,864
NOW, Inc.†	4,380	38,938
Rush Enterprises, Inc. Class A	2,006	104,854
Rush Enterprises, Inc. Class B	913	53,128
See accompanying notes to portfolio of investments
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio | 23

Portfolio of investments—May 31, 2023 (unaudited)

	Shares	Value
Trading companies & distributors (continued)
Titan Machinery, Inc.†	3,840	$96,960
Veritiv Corp.	1,291	136,317
		1,460,745
Information technology: 14.31%
Communications equipment: 0.67%
Aviat Networks, Inc.†	1,647	50,431
Calix, Inc.†	1,645	76,674
Cambium Networks Corp.†	187	2,932
Clearfield, Inc.†	1,598	62,498
CommScope Holding Co., Inc.†	24,396	101,487
Digi International, Inc.†	1,863	66,975
Extreme Networks, Inc.†	6,322	130,233
Harmonic, Inc.†	5,854	103,089
Infinera Corp.†	2,296	11,250
Inseego Corp.†	69,379	74,236
NetScout Systems, Inc.†	814	24,843
Ribbon Communications, Inc.†	17,117	47,585
Viavi Solutions, Inc.†	3,784	37,235
		789,468
Electronic equipment, instruments & components: 3.07%
Advanced Energy Industries, Inc.	1,945	190,902
Badger Meter, Inc.	1,183	163,100
Belden, Inc.	3,550	310,589
Benchmark Electronics, Inc.	3,314	78,244
CTS Corp.	2,125	97,049
ePlus, Inc.†	2,295	113,350
Evolv Technologies Holdings, Inc.†	3,102	18,488
Fabrinet†	2,140	242,291
Identiv, Inc.†	734	5,336
Insight Enterprises, Inc.†	1,899	256,783
Itron, Inc.†	2,618	177,317
Kimball Electronics, Inc.†	5,147	127,646
Knowles Corp.†	2,192	39,412
Methode Electronics, Inc.	3,923	168,885
Mirion Technologies, Inc.†	6,852	54,199
Napco Security Technologies, Inc.	3,373	125,442
Novanta, Inc.†	1,208	200,045
OSI Systems, Inc.†	1,191	141,741
PC Connection, Inc.	1,457	65,521
Plexus Corp.†	1,592	144,363
Rogers Corp.†	450	70,861
Sanmina Corp.†	4,878	258,729
ScanSource, Inc.†	3,305	95,052
TTM Technologies, Inc.†	8,311	113,861
Vishay Intertechnology, Inc.	9,491	244,678
Vishay Precision Group, Inc.†	2,858	99,801
		3,603,685
See accompanying notes to portfolio of investments
24 | Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—May 31, 2023 (unaudited)

	Shares	Value
IT services: 0.78%
Brightcove, Inc.†	6,801	$28,428
Core Scientific, Inc. Class A†	31,144	11,586
Cyxtera Technologies, Inc.†	7,139	1,156
DigitalOcean Holdings, Inc.†	1,048	41,029
Fastly, Inc. Class A†	8,052	131,086
Grid Dynamics Holdings, Inc.†	3,693	35,453
Hackett Group, Inc.	7,774	150,738
Information Services Group, Inc.	30,619	156,157
Perficient, Inc.†	1,759	134,511
PFSweb, Inc.	25,430	109,858
Rackspace Technology, Inc.†	4,866	7,591
Squarespace, Inc. Class A†	135	3,968
Tucows, Inc. Class A†	24	746
Unisys Corp.†	26,818	105,395
		917,702
Semiconductors & semiconductor equipment: 2.95%
ACM Research, Inc. Class A†	1,739	17,581
Alpha & Omega Semiconductor Ltd.†	4,154	115,024
Ambarella, Inc.†	884	63,931
Amkor Technology, Inc.	5,549	137,504
Axcelis Technologies, Inc.†	1,895	298,557
AXT, Inc.†	7,551	25,749
Cohu, Inc.†	4,840	185,566
Diodes, Inc.†	2,593	232,955
FormFactor, Inc.†	2,293	71,748
Ichor Holdings Ltd.†	2,758	83,567
Impinj, Inc.†	859	87,910
Kulicke & Soffa Industries, Inc.	3,520	186,138
MACOM Technology Solutions Holdings, Inc.†	2,017	120,677
MaxLinear, Inc.†	2,962	86,520
Onto Innovation, Inc.†	2,184	234,453
PDF Solutions, Inc.†	1,236	52,221
Photronics, Inc.†	9,311	197,673
Power Integrations, Inc.	2,982	257,645
Rambus, Inc.†	4,749	303,746
Rigetti Computing, Inc. Class A†	26,752	25,115
Semtech Corp.†	2,084	45,306
Silicon Laboratories, Inc.†	1,475	207,488
SkyWater Technology, Inc.†	980	10,045
SMART Global Holdings, Inc.†	4,612	104,139
Spirit MTA REIT♦†	6,981	0
Synaptics, Inc.†	1,821	156,679
Ultra Clean Holdings, Inc.†	2,604	89,265
Veeco Instruments, Inc.†	2,761	67,396
		3,464,598
Software: 6.14%
8x8, Inc.†	13,545	55,264
See accompanying notes to portfolio of investments
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio | 25

Portfolio of investments—May 31, 2023 (unaudited)

	Shares	Value
Software (continued)
A10 Networks, Inc.	10,436	$155,392
ACI Worldwide, Inc.†	6,779	154,629
Adeia, Inc.	33,669	330,293
Agilysys, Inc.†	2,260	168,008
Alarm.com Holdings, Inc.†	2,040	102,449
Alkami Technology, Inc.†	1,133	16,995
Altair Engineering, Inc. Class A†	1,801	132,067
American Software, Inc. Class A	188	2,393
Amplitude, Inc. Class A†	2,460	23,960
Appfolio, Inc. Class A†	1,456	208,426
Appian Corp. Class A†	2,138	91,571
Asana, Inc. Class A†	226	5,397
AvePoint, Inc.†	17,911	118,392
Blackbaud, Inc.†	1,195	87,665
Blackline, Inc.†	2,624	136,632
Blend Labs, Inc. Class A†	12,222	12,086
Box, Inc. Class A†	10,231	288,207
C3.ai, Inc. Class A†	2,800	112,028
Cerence, Inc.†	3,376	96,284
Cleanspark, Inc.†	1,578	6,770
Clear Secure, Inc. Class A	2,066	51,051
CommVault Systems, Inc.†	2,594	180,776
Consensus Cloud Solutions, Inc.†	6,158	224,459
Digital Turbine, Inc.†	9,878	90,285
Ebix, Inc.	10,418	207,527
EngageSmart, Inc.†	215	4,081
Envestnet, Inc.†	2,856	149,455
Everbridge, Inc.†	4,688	112,606
EverCommerce, Inc.†	277	3,291
Greenidge Generation Holdings, Inc.†	10,298	24,303
Instructure Holdings, Inc.†	1,721	42,268
Intapp, Inc.†	793	33,520
InterDigital, Inc.	1,709	141,915
IronNet, Inc.†	77,150	17,397
Kaleyra, Inc.†	11,400	31,692
LivePerson, Inc.†	730	2,686
LiveRamp Holdings, Inc.†	2,844	69,223
LiveVox Holdings, Inc.†	17,750	48,990
Marathon Digital Holdings, Inc.†	4,923	48,196
Matterport, Inc.†	8,372	24,865
MicroStrategy, Inc. Class A†	534	161,071
Mitek Systems, Inc.†	6,325	65,907
Model N, Inc.†	3,609	115,199
N-able, Inc.†	9,416	133,707
ON24, Inc.	2,411	19,264
OneSpan, Inc.†	4,644	70,310
PagerDuty, Inc.†	3,886	105,738
Porch Group, Inc.†	12,873	18,151
PowerSchool Holdings, Inc. Class A†	4,787	90,666
See accompanying notes to portfolio of investments
26 | Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—May 31, 2023 (unaudited)

	Shares	Value
Software (continued)
Progress Software Corp.	3,751	$225,060
PROS Holdings, Inc.†	1,823	55,273
Q2 Holdings, Inc.†	3,508	102,153
Qualys, Inc.†	1,989	251,131
Rapid7, Inc.†	2,581	123,165
Rimini Street, Inc.†	14,354	66,028
Riot Platforms, Inc.†	4,404	52,848
Sapiens International Corp. NV	6,010	149,288
SecureWorks Corp. Class A†	6,052	48,840
SolarWinds Corp.†	2,238	20,813
SoundThinking, Inc.†	863	21,998
Sprout Social, Inc. Class A†	2,017	87,356
SPS Commerce, Inc.†	1,969	306,770
Telos Corp.†	17,541	56,307
Tenable Holdings, Inc.†	2,610	106,984
Upland Software, Inc.†	15,199	42,709
Varonis Systems, Inc.†	2,674	70,273
Verint Systems, Inc.†	4,407	158,123
Veritone, Inc.†	6,189	24,385
Viant Technology, Inc. Class A†	6,340	29,164
WM Technology, Inc.†	200,859	204,876
Workiva, Inc.†	1,656	160,400
Xperi, Inc.†	9,347	110,575
Yext, Inc.†	11,186	102,799
Zeta Global Holdings Corp. Class A†	3,866	34,871
		7,205,696
Technology hardware, storage & peripherals: 0.70%
Avid Technology, Inc.†	1,614	38,736
CompoSecure, Inc.†	15,171	104,528
Corsair Gaming, Inc.†	356	7,020
Diebold Nixdorf, Inc.†	112,686	28,172
Super Micro Computer, Inc.†	2,710	606,904
Turtle Beach Corp.†	225	2,561
Xerox Holdings Corp.	2,288	32,192
		820,113
Materials: 4.32%
Chemicals: 2.06%
AdvanSix, Inc.	2,931	96,430
Alto Ingredients, Inc.†	5,941	11,941
American Vanguard Corp.	1,983	33,830
Avient Corp.	3,223	117,639
Balchem Corp.	813	100,511
Cabot Corp.	3,417	233,996
Ecovyst, Inc.†	7,546	75,762
FutureFuel Corp.	6,480	55,015
Hawkins, Inc.	790	37,083
HB Fuller Co.	2,710	170,567
See accompanying notes to portfolio of investments
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio | 27

Portfolio of investments—May 31, 2023 (unaudited)

	Shares	Value
Chemicals (continued)
Ingevity Corp.†	2,990	$141,098
Innospec, Inc.	1,573	145,282
Koppers Holdings, Inc.	4,246	122,964
Kronos Worldwide, Inc.	5,532	45,639
Livent Corp.†	7,753	178,707
LSB Industries, Inc.†	5,382	50,053
Mativ Holdings, Inc.	2,070	31,174
Minerals Technologies, Inc.	1,649	91,701
Orion Engineered Carbons SA	5,875	136,241
Quaker Chemical Corp.	657	124,705
Rayonier Advanced Materials, Inc.†	8,674	29,492
Sensient Technologies Corp.	1,362	98,105
Stepan Co.	1,244	114,386
Trinseo PLC	2,087	25,921
Tronox Holdings PLC	11,536	122,743
Valhi, Inc.	1,902	23,642
		2,414,627
Construction materials: 0.10%
Summit Materials, Inc. Class A†	3,899	123,325
Containers & packaging: 0.23%
Eightco Holdings, Inc.†	7,878	14,023
Greif, Inc. Class A	1,288	77,409
Greif, Inc. Class B	158	11,052
O-I Glass, Inc.†	7,924	164,185
Pactiv Evergreen, Inc.	112	786
		267,455
Metals & mining: 1.83%
Alpha Metallurgical Resources, Inc.	1,644	221,891
Arconic Corp.†	5,792	167,447
ATI, Inc.†	6,671	230,683
Carpenter Technology Corp.	2,201	100,388
Century Aluminum Co.†	6,661	52,222
Commercial Metals Co.	6,475	276,806
Compass Minerals International, Inc.	483	15,325
Constellium SE†	9,154	136,395
Haynes International, Inc.	1,724	74,856
Hecla Mining Co.	5,859	31,228
Ivanhoe Electric, Inc.†	2,789	34,835
Kaiser Aluminum Corp.	1,034	62,454
Materion Corp.	1,079	108,267
Olympic Steel, Inc.	2,652	110,907
Ramaco Resources, Inc.	4,148	30,737
Ryerson Holding Corp.	3,700	125,763
Schnitzer Steel Industries, Inc. Class A	1,443	39,697
SunCoke Energy, Inc.	12,407	84,243
TimkenSteel Corp.†	3,160	53,815
See accompanying notes to portfolio of investments
28 | Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—May 31, 2023 (unaudited)

	Shares	Value
Metals & mining (continued)
Tredegar Corp.	4,445	$31,248
Warrior Met Coal, Inc.	805	26,388
Worthington Industries, Inc.	2,317	130,053
		2,145,648
Paper & forest products: 0.10%
Clearwater Paper Corp.†	1,152	35,009
Sylvamo Corp.	2,082	82,073
		117,082
Real estate: 5.36%
Diversified REITs: 0.38%
Armada Hoffler Properties, Inc.	7,402	81,718
Broadstone Net Lease, Inc.	5,310	83,261
Empire State Realty Trust, Inc. Class A	10,064	62,095
Essential Properties Realty Trust, Inc.	6,403	153,223
Global Net Lease, Inc.	4,240	40,789
One Liberty Properties, Inc.	780	15,608
Star Holdings†	524	8,122
		444,816
Health care REITs: 0.47%
CareTrust REIT, Inc.	5,070	98,358
Community Healthcare Trust, Inc.	1,389	45,559
LTC Properties, Inc.	2,755	88,463
National Health Investors, Inc.	2,801	145,960
Physicians Realty Trust	6,720	91,795
Sabra Health Care REIT, Inc.	7,401	83,336
Universal Health Realty Income Trust	94	4,106
		557,577
Hotel & resort REITs: 1.26%
Apple Hospitality REIT, Inc.	12,208	177,382
Ashford Hospitality Trust, Inc.†	19,765	82,025
Braemar Hotels & Resorts, Inc.	5,115	20,920
Chatham Lodging Trust	7,425	69,721
DiamondRock Hospitality Co.	15,993	125,545
Hersha Hospitality Trust Class A	35,687	206,628
Pebblebrook Hotel Trust	4,486	60,830
RLJ Lodging Trust	11,511	118,333
Ryman Hospitality Properties, Inc.	2,718	249,322
Service Properties Trust	14,930	122,575
Sunstone Hotel Investors, Inc.	15,368	151,682
Xenia Hotels & Resorts, Inc.	8,046	93,736
		1,478,699
Industrial REITs : 0.45%
Innovative Industrial Properties, Inc.	1,127	74,495
LXP Industrial Trust	6,609	68,337
See accompanying notes to portfolio of investments
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio | 29

Portfolio of investments—May 31, 2023 (unaudited)

	Shares	Value
Industrial REITs (continued)
STAG Industrial, Inc.	5,724	$199,195
Terreno Realty Corp.	3,055	187,363
		529,390
Office REITs : 0.21%
Corporate Office Properties Trust	6,700	152,894
Easterly Government Properties, Inc.	191	2,651
Equity Commonwealth	4,451	91,023
Franklin Street Properties Corp. Class C	2	3
Piedmont Office Realty Trust, Inc. Class A	927	5,775
		252,346
Real estate investment trusts (REITs): 0.04%
Alexander & Baldwin, Inc.	2,402	44,005
Real estate management & development: 0.54%
American Realty Investors, Inc.†	2,266	39,088
Anywhere Real Estate, Inc.†	859	5,214
Compass, Inc. Class A†	5,757	21,301
Cushman & Wakefield PLC†	8,861	70,268
DigitalBridge Group, Inc.	4,053	50,500
eXp World Holdings, Inc.	6,923	106,545
Newmark Group, Inc. Class A	5,350	30,602
Offerpad Solutions, Inc.†	56,451	36,309
Redfin Corp.†	7,401	72,456
RMR Group, Inc. Class A	4,356	93,785
Transcontinental Realty Investors, Inc.†	2,935	105,660
		631,728
Residential REITs : 0.26%
Apartment Investment & Management Co. Class A	17,572	142,509
BRT Apartments Corp.	1,924	35,325
Clipper Realty, Inc.	5,437	29,740
Elme Communities	305	4,609
Independence Realty Trust, Inc.	2,956	51,050
Veris Residential, Inc.†	2,614	42,242
		305,475
Retail REITs : 1.37%
Agree Realty Corp.	3,457	222,942
Alexander’s, Inc.	224	36,772
CBL & Associates Properties, Inc.	5,341	123,164
Getty Realty Corp.	4,303	147,464
InvenTrust Properties Corp.	2,637	56,669
Kite Realty Group Trust	5,893	114,560
Macerich Co.	10,007	96,468
Phillips Edison & Co., Inc.	6,127	177,744
Retail Opportunity Investments Corp.	2,312	28,206
RPT Realty	9,759	90,954
See accompanying notes to portfolio of investments
30 | Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Portfolio of investments—May 31, 2023 (unaudited)

	Shares	Value
Retail REITs (continued)
SITE Centers Corp.	10,808	$128,831
Tanger Factory Outlet Centers, Inc.	8,319	169,458
Urban Edge Properties	4,916	65,530
Urstadt Biddle Properties, Inc. Class A	5,297	102,497
Whitestone REIT	4,663	40,941
		1,602,200
Specialized REITs : 0.38%
Farmland Partners, Inc.	1,290	14,641
Four Corners Property Trust, Inc.	4,632	119,042
Outfront Media, Inc.	8,111	116,150
PotlatchDeltic Corp.	3,688	171,603
Uniti Group, Inc.	5,962	22,179
		443,615
Utilities: 2.91%
Electric utilities: 0.51%
ALLETE, Inc.	1,848	110,085
MGE Energy, Inc.	716	51,380
Otter Tail Corp.	2,408	178,698
Portland General Electric Co.	3,261	158,909
Via Renewables, Inc.	10,108	106,336
		605,408
Gas utilities: 0.99%
Brookfield Infrastructure Corp. Class A	3,565	164,347
Chesapeake Utilities Corp.	889	113,525
New Jersey Resources Corp.	5,256	254,653
Northwest Natural Holding Co.	2,319	99,021
ONE Gas, Inc.	3,094	250,428
Southwest Gas Holdings, Inc.	1,571	91,951
Spire, Inc.	2,871	185,381
		1,159,306
Independent power and renewable electricity producers: 0.58%
Altus Power, Inc.†	4,493	21,342
Clearway Energy, Inc. Class A	6,955	191,124
Clearway Energy, Inc. Class C	6,192	177,896
Montauk Renewables, Inc.†	9,646	66,943
Ormat Technologies, Inc.	2,024	172,242
Sunnova Energy International, Inc.†	2,726	48,141
		677,688
Multi-utilities: 0.43%
Avista Corp.	3,128	129,343
Black Hills Corp.	2,297	140,002
NorthWestern Corp.	2,520	142,607
Unitil Corp.	1,825	96,159
		508,111
See accompanying notes to portfolio of investments
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio | 31

Portfolio of investments—May 31, 2023 (unaudited)

	Shares	Value
Water utilities: 0.40%
American States Water Co.	1,565	$139,003
Artesian Resources Corp. Class A	1,323	65,488
California Water Service Group	2,354	133,966
Middlesex Water Co.	346	28,151
SJW Group	1,318	100,867
		467,475
Total common stocks (Cost $108,179,634)		112,335,313

		Yield
Short-term investments: 3.73%
Investment companies: 3.73%
Allspring Government Money Market Fund Select Class♠∞		5.01%	4,371,205	4,371,205
Total short-term investments (Cost $4,371,205)				4,371,205
Total investments in securities (Cost $112,550,839)	99.44%			116,706,518
Other assets and liabilities, net	0.56			660,884
Total net assets	100.00%			$117,367,402

†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
‡	Security is valued using significant unobservable inputs.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$3,122,623	$7,605,848	$(6,357,266)	$0	$0	$4,371,205	4,371,205	$62,266
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini Russell 2000 Index	53	6-16-2023	$4,727,346	$4,642,270	$0	$(85,076)
See accompanying notes to portfolio of investments
32 | Allspring Factor Enhanced U.S. Small Cap Equity Portfolio

Notes to portfolio of investments—May 31, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio | 33

Notes to portfolio of investments—May 31, 2023 (unaudited)
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of May 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$2,944,928	$0	$7,489	$2,952,417
Consumer discretionary	11,932,028	0	0	11,932,028
Consumer staples	4,136,117	0	0	4,136,117
Energy	6,057,216	0	0	6,057,216
Financials	16,081,412	0	30,978	16,112,390
Health care	22,070,783	0	169,383	22,240,166
Industrials	17,327,741	0	0	17,327,741
Information technology	16,801,262	0	0	16,801,262
Materials	5,068,137	0	0	5,068,137
Real estate	6,289,851	0	0	6,289,851
Utilities	3,417,988	0	0	3,417,988
Short-term investments
Investment companies	4,371,205	0	0	4,371,205
Total assets	$116,498,668	$0	$207,850	$116,706,518

Liabilities
Futures contracts	$85,076	$0	$0	$85,076
Total liabilities	$85,076	$0	$0	$85,076
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments.  All other assets and liabilities are reported at their market value at measurement date.
As of May 31, 2023, $595,200 was segregated as cash collateral for these open futures contracts.
For the three months ended May 31, 2023, the Portfolio did not have any transfers into/out of Level 3.
34 | Allspring Factor Enhanced U.S. Small Cap Equity Portfolio